Cover	Mar. 01, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 3, 2021, SMART Global Holdings, Inc. (“SGH”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Initial 8-K”) to disclose that on March 1, 2021, pursuant to the previously announced Asset Purchase Agreement, dated October 18, 2020, as amended by the Amendment to Asset Purchase Agreement dated March 1, 2021 each between Cree, Inc. (“Cree”), SGH, and CreeLED, Inc. (formerly known as Chili Acquisition, Inc.), a Delaware corporation and wholly owned subsidiary of SGH (collectively with SGH, “SMART”), (i) Cree completed the sale to SMART of (a) certain equipment, inventory, intellectual property rights, contracts, and real estate comprising Cree’s LED products segment, (b) all of the issued and outstanding equity interests of Cree Huizhou Solid State Lighting Company Limited, a limited liability company organized under the laws of the People’s Republic of China and an indirect wholly owned subsidiary of Cree, and (c) Cree’s ownership interest in Cree Venture LED Company Limited, Cree’s joint venture with San’an Optoelectronics Co., Ltd., and (ii) SMART assumed certain liabilities related to the LED business (collectively, (i) and (ii), the “LED Business”). In connection with the transaction, Cree retained certain assets used in and pre-closing liabilities associated with the LED products segment. This Form 8-K/A is being filed to amend Item 9.01 of the Initial 8-K to provide the historical financial statements and pro forma financial information required by Item 9.01(a) and (b), respectively, which financial statements and information were not included in the Initial 8-K.
Document Period End Date	Mar. 01, 2021
Entity File Number	001-38102
Entity Registrant Name	SMART GLOBAL HOLDINGS, INC.
Entity Central Index Key	0001616533
Entity Tax Identification Number	98-1013909
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Maples Corporate Limited Services
Entity Address, Address Line Two	P.O. Box 309
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
City Area Code	510
Local Phone Number	623-1231
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, $0.03 par value per share
Trading Symbol	SGH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false